SUPPLEMENTAL FINANCIAL INFORMATION	6 Months Ended
Mar. 28, 2014
Organization Consolidation And Presentation Of Financial Statements [Abstract]
SUPPLEMENTAL FINANCIAL INFORMATION

(3) SUPPLEMENTAL FINANCIAL INFORMATION:

The Company made interest payments of approximately $192.7 million and $237.5 million and income tax payments of approximately $43.6 million and $52.4 million during the six months ended March 28, 2014 and March 29, 2013, respectively.

As of March 28, 2014 and September 27, 2013, “Accumulated other comprehensive loss” consists of pension plan adjustments (net of tax) of approximately ($30.8) million and ($30.5) million, respectively, foreign currency translation adjustments (net of tax) of approximately $2.3 million and $3.3 million, respectively, fair value of cash flow hedges (net of tax) of approximately ($22.3) million and ($24.0) million, respectively, and share of equity investees’ accumulated other comprehensive loss (net of tax) of approximately ($8.0) million and ($8.0) million, respectively.

For the three and six months ended March 28, 2014 and March 29, 2013, the tax effects on comprehensive income (loss) were as follows (in thousands):

	Three Months Ended March 28, 2014	Three Months Ended March 29, 2013
Foreign currency translation adjustments	$1,430	$2,707
Fair value of cash flow hedges	1,654	(1,690)
Pension plan adjustments	82	294

	Six Months Ended March 28, 2014	Six Months Ended March 29, 2013
Foreign currency translation adjustments	$4,027	$7,021
Fair value of cash flow hedges	(1,343)	(5,536)
Pension plan adjustments	166	611